Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 26, 2018 $ / shares	Feb. 28, 2018 USD ($)	Mar. 31, 2018 USD ($) shares	Mar. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares
Subsequent Event [Line Items]
Stock repurchase program, Authorized amount						$ 50,000
Net cash proceeds from sale of vessels					$ 0	$ 89,988	$ 71,224
Acquisition of treasury stock, cost							$ 9,904
Common Stock
Subsequent Event [Line Items]
Acquisition of treasury stock, shares | shares							2,704,752
Subsequent Event
Subsequent Event [Line Items]
Stock repurchase program, Authorized amount		$ 25,000
Stock repurchase program, Period in Force		2 years
Subsequent Event | Navios Maritime Partners L.P. | Nave Galactic
Subsequent Event [Line Items]
Net cash proceeds from sale of vessels				$ 44,500
Vessel type				2009 built VLCC
Vessels capacity in DWT				297,168
Vessel delivery date				Mar. 31, 2018
Impairment loss				$ 340
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Acquisition of treasury stock, shares | shares			5,166,544
Acquisition of treasury stock, cost			$ 4,242
Cancellation of treasury stocks | shares			5,021,764
Installemnt 4 - FY 2017 | Subsequent Event
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Jan. 26, 2018
Dividends per share | $ / shares	$ 0.02
Dividends Payable, Date of Payment	Mar. 27, 2018
Dividends Payable, Date of Record	Mar. 22, 2018